Warrants (Tables)	12 Months Ended
Oct. 31, 2025
Warrants [Abstract]
Disclosure of detailed information about broker warrants activity [Table Text Block]
	Number of	Grant date Fair	Weighted average
	warrants	value	exercise price
Outstanding at October 31, 2023	-	$-	$-
Granted	247,000	3,909	0.04
Outstanding at October 31, 2024	247,000	3,909	$0.04
Exercised	(184,000)	(700)	(0.04)
Outstanding at October 31, 2025	63,000	$3,209	$0.07

Disclosure of detailed information about the warrants outstanding and exercisable [Table Text Block]
Expiry	Number of	Exercise	Remaining
date	warrants	price	contractual life
December 22, 2025	63,000	$0.07 ($0.095 CAD)	0.14
	63,000	$0.07 ($0.095 CAD)	0.14